Other Non-Current Assets (Details) $ in Millions	Jun. 30, 2023 USD ($) rig contract	Dec. 31, 2022 USD ($)
Disaggregation of Revenue [Line Items]
Deferred mobilization and contract preparation cost	$ 24.1	$ 17.1
Deferred tax asset	2.6	3.5
Liquidated damages	$ 1.4	$ 2.3
Right-of-use asset, non-current [extensible list]	Other non-current assets	Other non-current assets
Right-of-use lease asset, non-current	$ 1.4	$ 1.7
Non-current accrued revenue	1.9	3.8
VAT receivable	0.4	0.4
Prepayments	0.3	0.2
Other non-current assets	$ 30.7	26.7
Contracts with delayed start date | contract	2
Rigs to be billed upon completion | rig	1
Deferred demobilization revenue
Disaggregation of Revenue [Line Items]
Non-current accrued revenue	$ 0.5	$ 1.5